Consolidated Statements Of Shareholders' Equity (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements Of Shareholders' Equity [Abstract]
Issuance of stock in connection with dividend reinvestment plan, shares	4,109	3,065
Cash dividends, per share	$ 0.75	$ 0.675